May 01, 2021
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund
(the “Fund”)
Class 1 (SSTIX) Class 3 (SSTTX)
Supplement dated June 7, 2021 to the Prospectuses
each dated May 1, 2021, as may be supplemented from time to time
The
sub-section
entitled “
Principal Investment Strategies
” in the summary section of the Prospectuses, and the
sub-section
entitled “
Principal Investment Strategies — State Street Total Return V.I.S. Fund
” within the section entitled “
FUND OBJECTIVES, STRATEGIES AND RISKS
” of the Prospectuses are deleted in their entirety and each replaced with the following:
The Fund seeks to achieve its investment objective by constructing a broadly diversified portfolio that provides exposure to three primary asset classes either directly or indirectly through investment in exchange-traded funds (“ETFs”), including ETFs that pay fees to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the Fund’s investment adviser, and its affiliates for management, marketing or other services: (1) U.S. and foreign
(non-U.S.)
equity securities (the “Equity Class”); (2) U.S. and foreign
(non-U.S.)
debt securities (the “Fixed Income Class”); and (3) alternative-style investments (the “Alternative Class”). SSGA FM allocates the Fund’s assets among the following sub-asset
classes in proportions consistent with the potential returns and risks of each sub-asset
class as well as the allocations that, in SSGA FM’s view, will best meet the Fund’s investment objective:

•
Equity Class —
Sub-Asset
Classes: U.S. large cap equity securities; U.S. small- and
mid-cap
equity securities; foreign
(non-U.S.)
developed market equity securities; and emerging market equity securities.

•
Fixed Income Class —
Sub-Asset
Classes: U.S. government securities, U.S. investment-grade credit securities, and U.S. securitized fixed-income securities (mortgage-backed and asset-backed securities); treasury inflation-protected securities (“TIPS”); high yield securities (also known as “junk bonds”); and sovereign debt obligations.

•	Alternative Class — Sub-Asset Classes: real estate investment trusts (“REITs”) and commodities.
Under normal circumstances, the Fund anticipates maintaining an overall strategic target allocation range of
50%-70%
of its assets in the Equity Class,
30%-50%
of its assets in the Fixed Income Class, and
0%-5%
of its assets in the Alternative Class. SSGA FM reviews these target allocations at least annually and may make changes over time when it believes it is beneficial to the Fund, including, but not limited to, adding or removing sub-asset
classes or underlying ETFs, changing the
sub-asset
class target allocations, or maintaining the target allocations for longer or shorter periods of time. In addition, SSGA FM may from time to time make tactical adjustments to the Fund’s allocation to a particular sub-asset class to pursue short to intermediate term opportunities based on a broad range of market and economic conditions, and a combination of quantitative and fundamental inputs. As a result of these tactical adjustments, the Fund’s actual allocations may deviate from the overall strategic target allocations and, during certain periods, such deviations may be significant.
SSGA FM employs an “indexing” investment approach to assets allocated to the Equity, Fixed Income and Alternative Classes. SSGA FM divides the Classes into the sub-classes
described above, and for each
sub-class
seeks to track the performance of an applicable market index. Under this investment approach, the Fund invests directly or through investment in ETFs either (1) in substantially all of the securities in an index in approximately the same proportion as the index (a “replication” strategy) or (2) in a representative sample of securities that collectively has an investment profile similar to an index (a “representative sampling” strategy). In a representative sampling strategy, the securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index, and the Fund might or might not hold, directly or through investment in ETFs, all of the securities that comprise the index. For additional information regarding the investment process used to manage the Classes, including the sub-asset
classes and applicable market indices, see the “More on the Underlying Investment Indices of the State Street Total Return V.I.S. Fund” section of this Prospectus.
SSGA FM may gain exposure to the various
sub-asset
classes by investing directly in individual securities or through investment in ETFs managed by SSGA FM or its affiliates as well as those managed by unaffiliated investment managers. The Fund (or the ETFs in which the Fund invest) may also use derivative instruments (including options, futures contracts, options on futures, interest rate swaps, credit default swaps, and forward contracts) to gain or hedge exposure to a certain type of security or broad-based index as an alternative to investing directly in or selling such type of security or the securities representing such index.
The Fund may hold cash or invest in money market instruments, principally for the preservation of capital, income potential or maintenance of liquidity.